Cover	Mar. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2026
Entity File Number	000-56807
Entity Registrant Name	CVC-PE Global Private Equity Fund, LP
Entity Central Index Key	0002096330
Entity Tax Identification Number	61-2292991
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	767 Fifth Ave
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	(212)
Local Phone Number	265-6222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false